January 10, 2005



VIA  EDGAR  AND  FACSIMILE
--------------------------

Susan  Guerrier
Securities  and  Exchange  Commission
450  Fifth  Street,  N.W.
Washington,  DC  20549-0305
                                   Re:     Pegasus  Air  Group,  Inc.
                                           File  No.  333-118862
                                           Request  For  Acceleration
                                           --------------------------
Dear  Mrs.  Guerrier:

In conjunction with our filing of Amendment No. 4 to the above referenced registration statement on Form SB-2, please accept this request for accelerating its effective date. We kindly request that the Commission declare this registration statement effective as of Wednesday, January 12, or as soon thereafter as may be practical.

The Registrant acknowledges that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy or accuracy of the disclosure in the filing, and the registrant may not assert this action as defense in any proceeding by the Commission or any person under federal securities law of the United States.

If you have any further questions or comments, please feel free to contact me directly.


                                   Very  truly  yours,


                                   /s/ Andrew L. Jones
                                   Andrew L. Jones
                                   President and Chief Executive Officer